CAPITAL AND RESERVES - Disclosure of key assumptions (Details)		12 Months Ended
		Dec. 31, 2024 USD ($) Years $ / shares	Dec. 31, 2023 USD ($) Years $ / shares	Dec. 31, 2022 USD ($) Years $ / shares
Disclosure of classes of share capital [line items]
Share price		$ 25.78	$ 19.92	$ 11.1
Exercise price			$ 0	$ 0
Expected option life | Years			0	0
Risk-free interest rate			0.00%	0.00%
Average standard deviation	[1]		0.00%	0.00%
Option fair value | $		$ 25.78	$ 19.92	$ 11.1
Options | September, 6, 2024
Disclosure of classes of share capital [line items]
Share price		$ 21.02
Exercise price		$ 22.59
Expected option life | Years		5
Risk-free interest rate		0.0373%
Average standard deviation	[1]	0.6374%
Option fair value | $		$ 11.59
Options | June 26, 2023
Disclosure of classes of share capital [line items]
Share price		$ 19.34
Exercise price		$ 18.83
Expected option life | Years		5
Risk-free interest rate		0.0396%
Average standard deviation	[1]	0.678%
Option fair value | $		$ 11.03
Options | September 29, 2022
Disclosure of classes of share capital [line items]
Share price		$ 23.9
Exercise price		$ 25.5
Expected option life | Years		5
Risk-free interest rate		0.0398%
Average standard deviation	[1]	0.5445%
Options | September 29, 2022 | Minimum
Disclosure of classes of share capital [line items]
Option fair value | $		$ 11.8
Options | September 29, 2022 | Maximum
Disclosure of classes of share capital [line items]
Option fair value | $		$ 23.9
Options | June 30, 2022
Disclosure of classes of share capital [line items]
Share price		$ 18.5
Exercise price		$ 16.7
Expected option life | Years		5
Risk-free interest rate		0.0301%
Average standard deviation	[1]	0.54%
Options | June 30, 2022 | Minimum
Disclosure of classes of share capital [line items]
Option fair value | $		$ 9.7
Options | June 30, 2022 | Maximum
Disclosure of classes of share capital [line items]
Option fair value | $		$ 10.8
Options | March 28, 2022
Disclosure of classes of share capital [line items]
Share price		$ 18.4
Exercise price		$ 20.4
Expected option life | Years		5
Risk-free interest rate		0.025%
Average standard deviation	[1]	0.56%
Option fair value | $		$ 8.7
RSUs | September, 6, 2024
Disclosure of classes of share capital [line items]
Share price		$ 23.72
Exercise price		$ 0
Expected option life | Years		0
Risk-free interest rate		0.00%
Average standard deviation	[1]	0.00%
Option fair value | $		$ 23.72
RSUs | August 6, 2024
Disclosure of classes of share capital [line items]
Share price		$ 21.02
Exercise price		$ 0
Expected option life | Years		0
Risk-free interest rate		0.00%
Average standard deviation	[1]	0.00%
Option fair value | $		$ 21.02
RSUs | June 25, 2024
Disclosure of classes of share capital [line items]
Share price		$ 21.55
Exercise price		$ 0
Expected option life | Years		0
Risk-free interest rate		0.00%
Average standard deviation	[1]	0.00%
Option fair value | $		$ 21.55
RSUs | May 12, 2024
Disclosure of classes of share capital [line items]
Share price		$ 28.49
Exercise price		$ 0
Expected option life | Years		0
Risk-free interest rate		0.00%
Average standard deviation	[1]	0.00%
Option fair value | $		$ 28.49
RSUs | February 27, 2024
Disclosure of classes of share capital [line items]
Share price		$ 27.93
Exercise price		$ 0
Expected option life | Years		0
Risk-free interest rate		0.00%
Average standard deviation	[1]	0.00%
Option fair value | $		$ 27.93
RSUs | February 1, 2024
Disclosure of classes of share capital [line items]
Share price		$ 24.25
Exercise price		$ 0
Expected option life | Years		0
Risk-free interest rate		0.00%
Average standard deviation	[1]	0.00%
Option fair value | $		$ 24.25
RSUs | November, 2023
Disclosure of classes of share capital [line items]
Share price		$ 19.57
Exercise price		$ 0
Expected option life | Years		0
Risk-free interest rate		0.00%
Average standard deviation	[1]	0.00%
Option fair value | $		$ 19.57
RSUs | June 26, 2023
Disclosure of classes of share capital [line items]
Share price		$ 19.34
Exercise price		$ 0
Expected option life | Years		0
Risk-free interest rate		0.00%
Average standard deviation	[1]	0.00%
Option fair value | $		$ 19.34
RSUs | December 20, 2022
Disclosure of classes of share capital [line items]
Share price		$ 19.7
Exercise price		$ 0
Expected option life | Years		0
Risk-free interest rate		0.00%
Average standard deviation	[1]	0.00%
Option fair value | $		$ 19.7
RSUs | September 29, 2022
Disclosure of classes of share capital [line items]
Share price		$ 23.9
Exercise price		$ 0
Expected option life | Years		0
Risk-free interest rate		0.00%
Average standard deviation	[1]	0.00%
Option fair value | $		$ 23.9
RSUs | June 30, 2022
Disclosure of classes of share capital [line items]
Share price		$ 18.5
Exercise price		$ 0
Expected option life | Years		0
Risk-free interest rate		0.00%
Average standard deviation	[1]	0.00%
Option fair value | $		$ 18.5
RSUs | March 28, 2022
Disclosure of classes of share capital [line items]
Share price		$ 18.4
Exercise price		$ 0
Expected option life | Years		0
Risk-free interest rate		0.00%
Average standard deviation	[1]	0.00%
Option fair value | $		$ 18.4

[1]	The Average standard deviation was determined based on historical volatility of the company.